Employee Retirement Benefits Change in Benefit Obligation (Details) (USD $)	12 Months Ended				3 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended																		3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Jan. 31, 2009 Agreement With Pension Benefit Guaranty Corporation [Member]	Dec. 31, 2009 Employee Reductions In Uk And Mexico Employee Reductions Under Previously Announced Restructuring Actions [Member]	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Other non-current assets [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Other non-current assets [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Accrued employee liabilities [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Accrued employee liabilities [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Accrued employee liabilities [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Accrued employee liabilities [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Accrued employee liabilities [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Accrued employee liabilities [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Employee benefits [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Employee benefits [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Employee benefits [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Employee benefits [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Employee benefits [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Employee benefits [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Other current liabilities [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2008 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Other non-current assets [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Accrued employee liabilities [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Accrued employee liabilities [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Accrued employee liabilities [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Employee benefits [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Employee benefits [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Employee benefits [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation		$ 1,900,000,000	$ 1,740,000,000	$ 1,820,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation		1,620,000,000	1,610,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		1,610,000,000	1,560,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets		1,190,000,000	1,140,000,000
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation Beginning Balance									1,407,000,000	1,480,000,000	1,360,000,000	486,000,000	466,000,000	445,000,000	171,000,000	10,000,000	17,000,000																	1,407,000,000	1,301,000,000		486,000,000	435,000,000		66,000,000
Service cost									2,000,000		5,000,000	2,000,000		6,000,000																					7,000,000	13,000,000		4,000,000	7,000,000		1,000,000
Interest cost									18,000,000		73,000,000	6,000,000		28,000,000																					56,000,000	74,000,000		19,000,000	31,000,000	3,000,000	18,000,000
Participant contributions														1,000,000
Reinstatement of liability																																								305,000,000
Amendments/other															(145,000,000)		(2,000,000)																		(21,000,000)			1,000,000		(187,000,000)
Actuarial loss/(gain)									(44,000,000)		141,000,000	(39,000,000)		3,000,000	(1,000,000)																				136,000,000			49,000,000		(4,000,000)
Special termination benefits											3,000,000																								3,000,000
Curtailments, net								2,000,000			(26,000,000)																								(22,000,000)			(1,000,000)
Settlements														(1,000,000)																					(2,000,000)
Foreign exchange translation												(6,000,000)		(15,000,000)																								(10,000,000)
Transfers in														17,000,000
Benefits paid									(23,000,000)		(76,000,000)	(4,000,000)		(18,000,000)	(8,000,000)		(5,000,000)																		(51,000,000)			(11,000,000)		(12,000,000)
Benefit Obligation Ending Balance									1,360,000,000		1,480,000,000	445,000,000		466,000,000	17,000,000		10,000,000																		1,407,000,000	1,301,000,000		486,000,000	435,000,000	171,000,000	66,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets - beginning									1,035,000,000	1,151,000,000	996,000,000	330,000,000	348,000,000	337,000,000																				1,035,000,000	913,000,000		330,000,000	315,000,000
Actual return on plan assets									(14,000,000)		172,000,000	8,000,000		20,000,000																					174,000,000			23,000,000
Sponsor contributions	70,000,000						10,500,000				63,000,000	6,000,000		19,000,000	8,000,000		5,000,000																		1,000,000			11,000,000		12,000,000
Foreign exchange translation												(3,000,000)		(14,000,000)																								(8,000,000)
Settlements														(1,000,000)
Transfers in														4,000,000
Benefits paid/other									(25,000,000)		(80,000,000)	(4,000,000)		(18,000,000)	(8,000,000)		(5,000,000)																		(53,000,000)			(11,000,000)		(12,000,000)
Plan assets - ending									996,000,000		1,151,000,000	337,000,000		348,000,000																					1,035,000,000	913,000,000		330,000,000	315,000,000
Funded status at end of period									(364,000,000)		(329,000,000)	(108,000,000)		(118,000,000)	(17,000,000)		(10,000,000)																		(372,000,000)			(156,000,000)		(171,000,000)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent																			4,000,000	6,000,000																							5,000,000
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities																					(3,000,000)	(2,000,000)	(3,000,000)	(3,000,000)	(2,000,000)	(3,000,000)							(6,000,000)											(2,000,000)	(3,000,000)	(31,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent																											(326,000,000)	(362,000,000)	(119,000,000)	(111,000,000)	(8,000,000)	(8,000,000)															(370,000,000)	(158,000,000)	(140,000,000)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax									(9,000,000)		15,000,000	(42,000,000)		(40,000,000)
Accumulated other comprehensive income/(Loss)		$ 25,000,000	$ 51,000,000						$ (9,000,000)		$ 15,000,000	$ (42,000,000)		$ (40,000,000)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate									5.55%		4.85%	5.95%		5.85%	5.00%		4.10%																		5.30%			5.40%		4.65%
Defined Benefit Plan, Expected Return on Plan Assets									7.70%	7.00%	7.50%	5.60%	5.05%	5.40%																				7.70%	7.70%	8.10%	5.55%	6.00%	6.70%
Rate of increase in compensation									3.50%			3.55%		3.45%																					3.50%			3.45%
Initial health care cost trend rate					8.00%										8.00%	8.00%	8.50%																							9.00%	8.33%
Ultimate health care cost trend rate					5.10%										5.10%	5.00%	5.00%																							5.00%	5.00%
Year ultimate health care cost trend rate reached						2015									2017		2018	2015																							2017	2014